Document and Entity Information	Jul. 20, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 20, 2022
Entity Registrant Name	PS BUSINESS PARKS, INC./MD
Entity Incorporation, State or Country Code	MD
Entity File Number	001-10709
Entity Tax Identification Number	95-4300881
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000866368
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201
Common Stock, $0.01 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PSB
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Share, Series X, $0.01 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Share, Series X, $0.01 par value
Trading Symbol	PSBPrX
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Share, Series X, $0.01 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Share, Series Y, $0.01 par value
Trading Symbol	PSBPrY
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series Z, $0.01 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series Z, $0.01 par value
Trading Symbol	PSBPrZ
Security Exchange Name	NYSE